GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 86.70%
	Exchange Traded Funds - 83.71%
281,667	BlackRock Short Maturity Bond ETF	$13,874,916
103,407	iShares Agency Bond ETF	11,372,702
277,453	JPMorgan Ultra-Short Income ETF (a)	13,897,621
188,406	Schwab Intermediate-Term U.S. Treasury ETF	9,721,750
557,819	Schwab Short-Term U.S. Treasury ETF (a)	27,439,117
386,933	Schwab U.S. TIPS ETF	21,590,861
496,526	SPDR Portfolio Mortgage Backed Bond ETF (a)	11,345,619
2,778,224	SPDR Portfolio Short Term Treasury ETF	81,818,696
86,130	Technology Select Sector SPDR ETF (a)	10,948,846
24,443	Vanguard Long-Term Treasury ETF	1,714,921
784,270	Vanguard Short-Term Treasury ETF (a)	46,162,132
301,302	Vanguard Total Bond Market ETF	22,675,989
406,443	WisdomTree Bloomberg U.S. Dollar Bullish Fund (a)(b)	11,343,824
		283,906,994
	Mutual Funds - 2.99%
29,002	iShares PHLX Semiconductor ETF	10,139,389
	Total Investment Companies (Cost $307,113,739)	294,046,383

	SHORT TERM INVESTMENTS - 12.80%
	Money Market Funds - 12.80%
43,413,000	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (c)	43,413,000
	Total Short Term Investments (Cost $43,413,000)	43,413,000
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.35%
28,336,775	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (c)	28,336,775
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $28,336,775)	28,336,775

	Total Investments (Cost $378,863,514) - 107.85%	365,796,158
	Liabilities in Excess of Other Assets - (7.85)%	(26,634,211)
	TOTAL NET ASSETS - 100.00%	$339,161,947

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2022.